Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305
Profit/ (loss) from continuing operations attributable to Atlantica.	$ 61,209	$ 60,832
Average number of ordinary shares outstanding - basic (in shares)	101,602,000	100,882,000
Average number of ordinary shares outstanding - diluted (in shares)	102,499,000	100,882,000
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.60	$ 0.60
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ 0.60	$ 0.60